Operating Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities
2024		$ 4,237
2025	$ 3,933	3,880
2026	367	124
2027	246	5
2028	203
2029	97
Total undiscounted lease payments	4,846	8,246
Less: imputed interest	(197)	(459)
Total lease liabilities	$ 4,649	$ 7,787